Other reserves - Schedule of Revaluation Reserve in Respect of Equity Shares (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Change in fair value	£ 0	£ 0	£ 0
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	57	9	(47)
Change in fair value	(54)	44	61
Deferred tax	(3)	3	(4)
Other comprehensive income, before tax, gains (losses) on revaluation	(57)	47	57
At 31 December	0	57	9
Retained profits £m | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Realised gains and losses transferred to retained profits	0	0	0
Deferred tax	0	1	(1)
Other comprehensive income, net of tax, gains (losses) on revaluation	£ 0	£ 1	£ (1)